Investment in Affiliates - Navios Europe I and Navios Europe II (Details) $ in Thousands	2 Months Ended	7 Months Ended	12 Months Ended
	Feb. 18, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 18, 2013 USD ($)	Oct. 09, 2013 USD ($)
Investments In And Advances To Affiliates [Line Items]
Voting interest			42.90%
Proceeds from loan facility			$ 49,764	$ 0	$ 192,930
Investment in affiliates			125,062	196,695
Cash consideration			0	0	163,791
Equity method investment income/ (loss)			$ (46,657)	15,499	18,436
Navios Europe I
Investments In And Advances To Affiliates [Line Items]
Ownership percentage							47.50%
Voting interest			50.00%
Number of vessels acquired						10
Estimated maximum potential loss			$ 24,147	18,268
Investment in affiliates			4,750	5,967			$ 4,750
Equity method investment income/ (loss)			(274)	1,302	$ 1,294
Unamortized difference of investment			4,034	4,710			$ 6,763
Navios Europe I | Navios Revolving Loans I
Investments In And Advances To Affiliates [Line Items]
Loan portion			14,944	9,356
Interest Receivable			4,453	2,945
Line of credit facility maximum borrowing capacity			$ 0
Navios Europe I | Navios Holdings
Investments In And Advances To Affiliates [Line Items]
Ownership percentage							47.50%
Voting interest			50.00%
Navios Europe I | Navios Maritime Partners L.P.
Investments In And Advances To Affiliates [Line Items]
Ownership percentage							5.00%
Voting interest			0.00%
Navios Europe I | Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans I
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity						$ 24,100
Navios Europe I | Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans I
Investments In And Advances To Affiliates [Line Items]
Loan portion						$ 10,000
Navios Europe II
Investments In And Advances To Affiliates [Line Items]
Ownership percentage	47.50%
Voting interest	50.00%
Number of vessels acquired		14			14
Estimated maximum potential loss			$ 37,741	22,287
Investment in affiliates	$ 6,650		6,650	5,894
Loan portion			24,412	13,652
Cash consideration		$ 145,550
Equity method investment income/ (loss)			2,456	(22)	$ 1,317
Unamortized difference of investment	$ 9,419		7,011	7,953
Navios Europe II | Navios Revolving Loans II
Investments In And Advances To Affiliates [Line Items]
Loan portion			20,662	11,602
Interest Receivable			6,679	$ 2,741
Line of credit facility maximum borrowing capacity			15,003
Navios Europe II | Junior Loan II
Investments In And Advances To Affiliates [Line Items]
Debt instrument face amount		182,150			182,150
Debt instrument fair value		99,147			99,147
Navios Europe II | Senior Loans II
Investments In And Advances To Affiliates [Line Items]
Proceeds from loan facility		131,550
Navios Europe II | Navios Holdings
Investments In And Advances To Affiliates [Line Items]
Ownership percentage	47.50%
Voting interest	50.00%
Navios Europe II | Navios Maritime Partners L.P.
Investments In And Advances To Affiliates [Line Items]
Ownership percentage	5.00%
Voting interest	0.00%
Navios Europe II | Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans II
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity		43,500	$ 57,500		43,500
Navios Europe II | Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans II
Investments In And Advances To Affiliates [Line Items]
Loan portion		$ 14,000			$ 14,000